Document and Entity Information	6 Months Ended
Dec. 31, 2014
Document And Entity Information
Entity Registrant Name	StemGen, Inc.
Entity Central Index Key	0001023198
Document Type	S-1
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2015